Fair Value Measurement (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2014
FAIR VALUE MEASUREMENT [Abstract]
Total balance of bank loans	419,179
Time deposits, minimum of original maturity	3 months
Interest income from the restricted time deposits securing the bank loans	13,853
Interest expense on the bank loans	7,146